Commitments and Contingencies (Details) - USD ($)	1 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Share issuance		250,000
Restricted common stock		83,333
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Compensation ranges	$ 175,000	$ 200,000
Annual bonuses percentage	0.00%	10.00%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Compensation ranges	$ 250,000	$ 350,000
Annual bonuses percentage	20.00%	20.00%
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Employment agreements term		3 years
Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Employment agreements term	3 years